Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

7 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has one office premise lease agreement with lease terms ranging for two years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

As of December 31, 2024, there’s no non-cancellable lease contracts.

(a)	Amount recognized in the consolidated balance sheet:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Right-of-use assets	123,881	-	-

Lease liabilities
Current	123,881	-	-
	123,881	-	-

7 Leases (continued)

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Amortization of right-of-use assets	128,973	123,881	90,676

Interest of lease liabilities	8,770	2,811	2,057

Lease Commitment

There’s no future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024.

The following summarizes other supplemental information about the Company’s lease as of December 31, 2024:

As of December 31, 2024
Weighted average discount rate	4.51%
Weighted average remaining lease term	-